Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Life Insurance in Force
Direct earned premiums	$ 1,042,778	$ 1,030,735	$ 1,039,775
Premiums assumed	157,949	150,680	158,113
Premiums ceded	(165,260)	(179,784)	(189,902)
Net earned premiums	1,035,467	1,001,631	1,007,986
Direct policyholder benefits	1,204,257	917,800	879,038
Policyholder benefits assumed	167,519	162,041	157,804
Policyholder benefits ceded	(625,675)	(334,594)	(304,980)
Net policyholder benefits	746,101	745,247	731,862
Reinsurance invested assets
Life Insurance in Force
Invested assets held in trusts	810,419	843,181
Long Duration Contracts
Life Insurance in Force
Direct earned premiums	202,992	207,159	212,727
Premiums assumed	8,400	9,709	11,983
Premiums ceded	(151,491)	(164,698)	(175,042)
Net earned premiums	59,901	52,170	49,668
Direct policyholder benefits	661,461	369,169	344,022
Policyholder benefits assumed	21,922	23,556	24,519
Policyholder benefits ceded	(616,370)	(325,982)	(297,768)
Net policyholder benefits	67,013	66,743	70,773
Short Duration Contracts
Life Insurance in Force
Direct earned premiums	839,786	823,576	827,048
Premiums assumed	149,549	140,971	146,130
Premiums ceded	(13,769)	(15,086)	(14,860)
Net earned premiums	975,566	949,461	958,318
Direct policyholder benefits	542,796	548,631	535,016
Policyholder benefits assumed	145,597	138,485	133,285
Policyholder benefits ceded	(9,305)	(8,612)	(7,212)
Net policyholder benefits	$ 679,088	$ 678,504	$ 661,089